Federated Hermes Select Total Return Bond Fund
(formerly, Federated Select Total Return Bond Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—44.5%
	Federal Home Loan Mortgage Corporation—33.4%
$4,804,498	2.500%, 1/1/2050	$5,007,476
3,949,778	2.500%, 4/1/2050	4,116,647
35,342	5.500%, 10/1/2021	36,131
3,540	6.000%, 7/1/2021	3,604
28,287	7.500%, 1/1/2027	31,817
1,406	7.500%, 1/1/2031	1,577
2,383	7.500%, 1/1/2031	2,809
2,176	7.500%, 1/1/2031	2,556
67,307	7.500%, 2/1/2031	79,350
28,479	7.500%, 2/1/2031	33,445
	TOTAL	9,315,412
	Federal National Mortgage Association—1.2%
29	3.500%, 8/1/2020	29
25,705	5.000%, 4/1/2036	29,524
166,015	5.500%, 11/1/2035	193,216
52,684	6.000%, 2/1/2026	58,735
2,885	6.000%, 5/1/2036	3,426
477	6.500%, 7/1/2029	544
1,044	6.500%, 5/1/2030	1,185
3,940	6.500%, 2/1/2031	4,537
361	6.500%, 4/1/2031	415
4,270	6.500%, 4/1/2031	4,923
5,936	6.500%, 5/1/2031	6,838
5,429	6.500%, 6/1/2031	6,253
7,366	6.500%, 7/1/2031	8,525
1,754	6.500%, 8/1/2031	1,991
2,973	7.000%, 4/1/2029	3,434
914	7.000%, 4/1/2029	1,056
5,030	7.000%, 5/1/2029	5,786
2,862	7.000%, 2/1/2030	3,305
2,612	8.000%, 12/1/2026	2,948
	TOTAL	336,670
	Government National Mortgage Association—0.6%
13,508	5.000%, 1/15/2023	13,797
35,870	5.000%, 7/15/2023	37,404
6,211	7.000%, 10/15/2028	7,084
2,733	7.000%, 12/15/2028	3,068
3,761	7.000%, 2/15/2029	4,196
2,430	7.000%, 6/15/2029	2,790
4,616	8.000%, 10/15/2030	5,386
74,469	8.000%, 11/15/2030	87,540
	TOTAL	161,265

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities, TBA—9.3%
$2,500,000	[1]	2.500%, 7/1/2050	$2,605,274
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,105,793)	12,418,621
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.2%
		Federal Home Loan Mortgage Corporation—9.8%
2,731,552	[2]	REMIC, Series 3114, Class PF, 0.584% (1-month USLIBOR +0.400%), 2/15/2036	2,735,916
		Federal National Mortgage Association—0.1%
31,108		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	34,784
		Non-Agency Mortgage-Backed Securities—0.3%
120,119		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	72,555
6,158	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	3,666
		TOTAL	76,221
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,883,569)	2,846,921
	[2]	ADJUSTABLE RATE MORTGAGES—0.5%
		Federal Home Loan Mortgage Corporation ARM—0.1%
15,970		4.340%, 7/1/2035	16,757
		Federal National Mortgage Association ARM—0.4%
49,650		3.800%, 2/1/2036	52,273
59,265		4.097%, 7/1/2034	61,719
		TOTAL	113,992
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $124,714)	130,749
		AGENCY RISK TRANSFER SECURITIES—14.3%
684,615	[2]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.184% (1-month USLIBOR +3.000%), 7/25/2024	616,627
824,408	[2]	FNMA-CAS 2016-C04, Series 2016-C04, Class 1M2, 4.434% (1-month USLIBOR +4.250%), 1/25/2029	852,973
787,792	[2]	FHLMC-STACR, Series 2015-DNA, Class M3, 4.084% (1-month USLIBOR +3.900%), 12/25/2027	800,753
1,000,000	[2]	FHLMC-STACR, Series 2017DNA3, Class M2, 2.684% (1-month USLIBOR +2.500%), 3/25/2030	1,005,960
906,663		Structured Agency Credit Risk Debt Note, Series 2013-DN2, Class M2, 4.423%, 11/25/2023	721,260
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $4,181,910)	3,997,573
		ASSET-BACKED SECURITIES—11.9%
		Auto Receivables—11.9%
900,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	899,756
500,000		Ford Credit Auto Owner Trust 2020-B, Class B, 1.190%, 1/15/2026	501,894
1,000,000		Ford Credit Auto Owner Trust 2020-B, Class C, 2.040%, 12/15/2026	1,001,585
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	926,863
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,344,334)	3,330,098
		COMMERCIAL MORTGAGE-BACKED SECURITY—3.5%
		Non-Agency Commercial Mortgage-Backed Securities—3.5%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	960,406
		U.S. TREASURIES—12.0%
		U.S. Treasury Bonds—6.6%
1,500,000		United States Treasury Bond, 2.375%, 11/15/2049	1,851,186
		U.S. Treasury Notes—5.4%
1,500,000		United States Treasury Note, 0.125%, 5/15/2023	1,497,869
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,061,982)	3,349,055

Principal Amount		Value
	INVESTMENT COMPANY—13.0%
3,635,859	Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[4] (IDENTIFIED COST $3,635,859)	$3,635,859
	TOTAL INVESTMENT IN SECURITIES—109.9% (IDENTIFIED COST $30,368,151)	30,669,282
	OTHER ASSETS AND LIABILITIES - NET—(9.9)%[5]	(2,771,789)
	TOTAL NET ASSETS—100%	$27,897,493
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[3]United States Treasury Notes 5-Year Long Futures	30	$3,772,266	September 2020	$8,136
[3]United States Treasury Notes 10-Year Long Futures	20	$2,783,438	September 2020	$5,580
[3]United States Treasury Bond Long Futures	17	$3,035,563	September 2020	$(2,163)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$11,553
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,398,166 and $1,178,966, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 6/30/2020[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs & Co.	MARKIT CMBX. NA.BBB-.13 N.A	Buy	3.00%	12/16/2072	2.04%	$3,500,000	$(741,137)	$(1,422,695)	$681,557
Morgan Stanley & Co. LLC	MARKIT CMBX. NA.BBB-.11	Buy	3.00%	11/18/2054	2.15%	$3,500,000	$(715,323)	$(97,729)	$(617,594)
TOTAL CREDIT DEFAULT SWAPS							($1,456,460)	($1,520,424)	$63,963
The average notional amount of credit default swap contracts held by the Fund throughout the period was $5,250,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	10,735,789
Purchases/Additions	48,235,055
Sales/Reductions	(55,334,985)
Balance of Shares Held 6/30/2020	3,635,859
Value	$3,635,859
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$37,793

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$12,418,621	$—	$12,418,621
Collateralized Mortgage Obligations	—	2,846,921	—	2,846,921
Adjustable Rate Mortgages	—	130,749	—	130,749
Agency Risk Transfer Securities	—	3,997,573	—	3,997,573
Asset-Backed Securities	—	3,330,098	—	3,330,098
Commercial Mortgage-Backed Security	—	960,406	—	960,406
U.S. Treasuries	—	3,349,055	—	3,349,055
Investment Company	3,635,859	—	—	3,635,859
TOTAL SECURITIES	$3,635,859	$27,033,423	$—	$30,669,282
Other Financial Instruments:
Assets
Futures Contracts	$13,716	$—	$—	$13,716
Swaps Contracts	—	—	—	—
Liabilities
Futures Contracts	(2,163)	—	—	(2,163)
Swaps Contracts	—	(1,456,460)	—	(1,456,460)
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,553	$(1,456,460)	$—	$(1,444,907)
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk